Average Annual Total Returns - ClearBridge Value Trust	Mar. 01, 2021
Class A
Average Annual Return:
1 Year	4.89%
5 Years	8.38%
10 Years	9.77%
Class C
Average Annual Return:
1 Year	9.56%
5 Years	8.93%
10 Years	9.63%
Class C | After Taxes on Distributions
Average Annual Return:
1 Year	8.20%
5 Years	8.59%
10 Years	9.43%
Class C | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	6.62%
5 Years	7.05%
10 Years	7.92%
Class FI
Average Annual Return:
1 Year	11.16%
5 Years	9.58%
10 Years	10.35%
Class R
Average Annual Return:
1 Year	10.88%
5 Years	9.30%
10 Years	10.01%
Class I
Average Annual Return:
1 Year	11.55%
5 Years	9.95%
10 Years	10.68%